Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS RESEARCH GROWTH FUND, INC
Central Index Key	dei_EntityCentralIndexKey	0000030162
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2011
DREYFUS RESEARCH GROWTH FUND INC (Prospectus Summary) | DREYFUS RESEARCH GROWTH FUND INC | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWOAX
DREYFUS RESEARCH GROWTH FUND INC (Prospectus Summary) | DREYFUS RESEARCH GROWTH FUND INC | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWOCX
DREYFUS RESEARCH GROWTH FUND INC (Prospectus Summary) | DREYFUS RESEARCH GROWTH FUND INC | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWOIX
DREYFUS RESEARCH GROWTH FUND INC (Prospectus Summary) | DREYFUS RESEARCH GROWTH FUND INC | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DREQX